Organization and Principal Activities - Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Dec. 31, 2025
The Company [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jan. 03, 2020
Place of incorporation	Cayman Islands
Percentage of ownership	100%
Principal activities	Parent Holding
Pop HK [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jan. 20, 2020
Place of incorporation	Hong Kong
Percentage of ownership	100%
Principal activities	Investment holding
Heliheng (disposed on December 26, 2025) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Mar. 13, 2020
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Consultancy and information technology support
Pop Culture Global Operations Inc. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Dec. 03, 2021
Place of incorporation	California
Percentage of ownership	100%
Principal activities	Overseas hip-hop resource integration and business development
CPFH Holding Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Dec. 21, 2023
Place of incorporation	Hong Kong
Percentage of ownership	100%
Principal activities	Investment holding
Fujian Hualiu Culture & Sports Industry Development Co., Ltd. (formerly known as “Fujian Pupu Shuzhi Sports Industry Development Co., Ltd.”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jul. 21, 2022
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Holding sports performance activities
Yi Caishen (Xiamen) Trading Co., Ltd. (“Yi Caishen”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Dec. 05, 2017
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Trading
Huaya Time (Xiamen) Real Estate Management Co., Ltd. (“Huaya”) (disposed on December 26, 2025) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Nov. 27, 2024
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Real estate holding
Pop Culture [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Mar. 29, 2007
Place of incorporation	PRC
Percentage of ownership	VIE
Principal activities	Event planning, execution, and hosting
Shanghai Pupu Sibo Sports Technology Development Co., Ltd. (“Pupu Sibo”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Mar. 30, 2017
Place of incorporation	PRC
Percentage of ownership	60% owned by VIE
Principal activities	Event planning and execution
Jiangxi Hualiu Culture Technology Co., Ltd. (former name “Xiamen Pop Network Technology Co., Ltd.”) (“Jiangxi Hualiu”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jun. 06, 2017
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Marketing
Guangzhou Shuzhi Culture Communication Co., Ltd. (“Guangzhou Shuzhi”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Dec. 19, 2018
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Event planning and execution
Shenzhen Pop Digital Industrial Development Co., Ltd. (“Shenzhen Pop”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jan. 17, 2020
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Event planning and execution
Xiamen Pupu Digital Technology Co., Ltd. (“Pupu Digital”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jun. 20, 2022
Place of incorporation	PRC
Percentage of ownership	100% owned by the VIE
Principal activities	Cultural technology
Hualiu Digital Entertainment (Beijing) International Culture Media Co., Ltd. (“Hualiu Digital”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Apr. 14, 2022
Place of incorporation	PRC
Percentage of ownership	100% owned by the VIE
Principal activities	Acting broker and self-branding development
Zhongpu Shuyuan (Xiamen) Digital Technology Co., Ltd. (“Zhongpu Shuyuan”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Mar. 30, 2022	[1]
Place of incorporation	PRC	[1]
Percentage of ownership	54% owned by the VIE	[1]
Principal activities	Digital collection and Metaverse	[1]
Xiamen Qiqin Technology Co., Ltd. (“Xiamen Qiqin”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Oct. 18, 2021
Place of incorporation	PRC
Percentage of ownership	54% owned by the VIE
Principal activities	IPC License
Xiamen Pop Shuzhi Culture Communication Co., Ltd. (“Pop Shuzhi”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	May 16, 2022
Place of incorporation	PRC
Percentage of ownership	100% owned by the VIE
Principal activities	Online and offline advertising marketing and exhibitions
Xiamen Hand in Hand Network Technology Co., Ltd. (“Hand in Hand”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Oct. 25, 2021
Place of incorporation	PRC
Percentage of ownership	100% owned by the VIE
Principal activities	Online digital marketing activities business
Xiamen Hualiu Music Culture Communication Co., Ltd. (“Hualiu Music”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	May 29, 2024	[2]
Place of incorporation	PRC	[2]
Percentage of ownership	40% owned by the VIE	[2]
Principal activities	Online and offline music products	[2]
Heliheng [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Dec. 26, 2025
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Consultancy and information technology support
Huaya Time (Xiamen) Real Estate Management Co., Ltd. (“Huaya”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Dec. 26, 2025
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Real estate holding

[1]	Zhongpu Shuyuan is 51% owned by Jiangxi Hualiu and 10% owned by Junpu Jiyuan. Junpu Jiyuan is 30% owned by Jiangxi Hualiu.
[2]	Through an act in concert arrangement with another shareholder, the Company obtained 20% additional voting rights, combined with its 40% equity investment in Hualiu Music, the Company can control Hualiu Music.